RISK MANAGEMENT - Loans concentration by category (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Loans and advances to customers	$ 237,728,544	$ 254,444,099
Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	253,951,647	269,923,739
Allowance
RISK MANAGEMENT
Loans and advances to customers	(16,223,103)	(15,479,640)	$ (15,864,482)	$ (16,616,043)
Commercial | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	134,687,396	143,537,853
Commercial | Allowance
RISK MANAGEMENT
Loans and advances to customers	(6,290,266)	(7,270,305)	(7,813,023)	(7,673,720)
Commercial | Corporate | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	69,843,654	79,766,203
Commercial | SME | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	14,200,557	15,864,828
Commercial | Others | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	50,643,185	47,906,822
Consumer | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	54,591,769	59,588,721
Consumer | Allowance
RISK MANAGEMENT
Loans and advances to customers	(7,717,038)	(6,047,135)	(5,305,267)	(5,753,430)
Consumer | Credit card | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	11,207,731	11,388,043
Consumer | Vehicle | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	5,409,226	5,173,235
Consumer | Payroll loans | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	9,461,889	10,838,679
Consumer | Others | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	28,512,923	32,188,764
Mortgage | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	36,250,408	37,371,373
Mortgage | VIS | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	12,997,624	12,318,512
Mortgage | Non-VIS | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	23,252,784	25,052,861
Financial Leases | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	27,277,057	28,097,716
Financial Leases | Allowance
RISK MANAGEMENT
Loans and advances to customers	(1,024,575)	(1,013,074)	(1,521,067)	(1,996,033)
Small Business Loans [Member] | Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	1,145,017	1,328,076
Small Business Loans [Member] | Allowance
RISK MANAGEMENT
Loans and advances to customers	$ (168,018)	$ (125,035)	$ (164,067)	$ (200,345)